T. ROWE PRICE U.S. High Yield Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 7.0% (1)
Basic Industry 0.9%
Tutor Perini, FRN, 1M USD LIBOR + 4.75%, 5.75%, 8/18/27  4,985 4,973
4,973
Consumer Goods 1.5%
Journey Personal Care, FRN, 1M USD LIBOR + 4.25%, 5.00%,
3/1/28 (2)(3) 5,946 5,649
Naked Juice, FRN, SOFR + 6.00%, 6.50%, 1/20/30  3,230 3,240
8,889
Health Care 1.0%
Bausch Health, FRN, SOFR + 5.25%, 1/27/27 (3) 5,935 5,866
5,866
Leisure 0.6%
Enterprise Development Authority, FRN, 1M USD LIBOR + 4.25%,
5.00%, 2/28/28  3,566 3,550
3,550
Retail 1.0%
KNS Midco, FRN, 1M USD LIBOR + 6.25%, 7.00%, 4/21/27  5,997 5,829
5,829
Services 1.0%
Staples, FRN, 3M USD LIBOR + 5.00%, 5.317%, 4/16/26  6,428 6,089
6,089
Transportation 1.0%
AAdvantage Loyalty IP, FRN, 1M USD LIBOR + 4.75%, 5.50%,
4/20/28  5,760 5,856
5,856
Total Bank Loans (Cost $41,763) 41,052
CORPORATE BONDS 86.7%
Automotive 4.3%
Aston Martin Capital Holdings, 10.50%, 11/30/25 (4) 7,433 7,749
Ford Motor Credit, 4.00%, 11/13/30  3,195 3,167
Ford Motor Credit, 5.113%, 5/3/29  2,420 2,575
Jaguar Land Rover Automotive, 5.50%, 7/15/29 (4) 6,820 6,445
Wheel Pros, 6.50%, 5/15/29 (4) 6,255 5,739
25,675
Basic Industry 7.9%
CVR Partners, 6.125%, 6/15/28 (4) 5,610 5,638
ERO Copper, 6.50%, 2/15/30 (4) 7,630 7,383
IAMGOLD, 5.75%, 10/15/28 (4) 3,980 3,650
Pike, 5.50%, 9/1/28 (4) 6,435 6,210
Polar U.S. Borrower, 6.75%, 5/15/26 (4) 6,250 5,750

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SCIH Salt Holdings, 6.625%, 5/1/29 (4) 7,970 7,512
Tutor Perini, 6.875%, 5/1/25 (4) 4,430 4,336
Venator Finance, 5.75%, 7/15/25 (4) 6,615 5,953
46,432
Capital Goods 5.6%
ARD Finance, 6.50%, (6.500% Cash or 7.250% PIK), 6/30/27 (4)(5) 3,398 3,245
Ardagh Packaging Finance, 5.25%, 8/15/27 (4) 2,370 2,240
Dornoch Debt Merger Sub, 6.625%, 10/15/29 (4) 6,045 5,637
GrafTech Finance, 4.625%, 12/15/28 (4) 5,572 5,405
Granite U.S. Holdings, 11.00%, 10/1/27 (4) 5,120 5,466
Pactiv Evergreen Group Issuer, 4.00%, 10/15/27 (4) 2,725 2,517
Pactiv Evergreen Group Issuer, 4.375%, 10/15/28 (4) 3,060 2,827
Spirit AeroSystems, 4.60%, 6/15/28  5,825 5,563
32,900
Consumer Goods 5.8%
Coty, 4.75%, 1/15/29 (4) 6,520 6,308
Coty, 6.50%, 4/15/26 (4) 2,890 2,923
Kronos Acquisition Holdings, 7.00%, 12/31/27 (4) 5,489 4,583
MajorDrive Holdings IV, 6.375%, 6/1/29 (4) 5,985 5,446
Sigma Holdco, 7.875%, 5/15/26 (4) 10,743 9,454
Triton Water Holdings, 6.25%, 4/1/29 (4) 6,185 5,690
34,404
Energy 18.2%
Ascent Resources Utica Holdings, 5.875%, 6/30/29 (4) 6,880 6,502
Ascent Resources Utica Holdings, 8.25%, 12/31/28 (4) 2,515 2,565
Citgo Holding, 9.25%, 8/1/24 (4) 7,275 7,275
Colgate Energy Partners III, 5.875%, 7/1/29 (4) 5,900 6,077
Comstock Resources, 6.75%, 3/1/29 (4) 3,790 3,856
Encino Acquisition Partners Holdings, 8.50%, 5/1/28 (4) 8,710 8,819
Gulfport Energy, 8.00%, 5/17/26 (4) 8,010 8,471
Harvest Midstream I, 7.50%, 9/1/28 (4) 5,695 5,724
Howard Midstream Energy Partners, 6.75%, 1/15/27 (4) 5,545 5,503
Moss Creek Resources Holdings, 7.50%, 1/15/26 (4) 3,515 3,093
Moss Creek Resources Holdings, 10.50%, 5/15/27 (4) 2,855 2,691
NGL Energy Operating, 7.50%, 2/1/26 (4) 5,620 5,620
Occidental Petroleum, 6.125%, 1/1/31  1,585 1,807
Occidental Petroleum, 6.375%, 9/1/28  2,410 2,705
Occidental Petroleum, 6.45%, 9/15/36  1,000 1,174
Occidental Petroleum, 6.625%, 9/1/30  1,070 1,241
Occidental Petroleum, 8.50%, 7/15/27  2,265 2,729
Rockpoint Gas Storage Canada, 7.00%, 3/31/23 (4) 4,675 4,658
SM Energy, 5.625%, 6/1/25  1,995 1,980
SM Energy, 6.625%, 1/15/27  1,620 1,640
Tallgrass Energy Partners, 6.00%, 12/31/30 (4) 7,060 6,751
Transocean Pontus, 6.125%, 8/1/25 (4) 2,712 2,671

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Transocean Proteus, 6.25%, 12/1/24 (4) 2,603 2,596
USA Compression Partners, 6.875%, 9/1/27  5,710 5,696
Weatherford International, 6.50%, 9/15/28 (4) 5,135 5,289
107,133
Financial Services 1.6%
Advisor Group Holdings, 10.75%, 8/1/27 (4) 2,460 2,678
FirstCash, 5.625%, 1/1/30 (4) 6,820 6,718
9,396
Health Care 5.3%
Air Methods, 8.00%, 5/15/25 (4) 7,329 6,046
CHS, 5.25%, 5/15/30 (4) 2,275 2,207
CHS, 6.875%, 4/1/28 (4) 6,311 5,838
Consensus Cloud Solutions, 6.50%, 10/15/28 (4) 1,425 1,429
MEDNAX, 5.375%, 2/15/30 (4) 4,305 4,283
Tenet Healthcare, 6.125%, 10/1/28 (4) 4,610 4,656
Tenet Healthcare, 6.875%, 11/15/31  1,405 1,496
U.S. Renal Care, 10.625%, 7/15/27 (4) 5,585 5,613
31,568
Insurance 3.0%
Alliant Holdings Intermediate, 5.875%, 11/1/29 (4) 3,080 2,895
BroadStreet Partners, 5.875%, 4/15/29 (4) 6,005 5,614
HUB International, 5.625%, 12/1/29 (4) 7,370 7,011
Ryan Specialty Group, 4.375%, 2/1/30 (4) 2,045 1,961
17,481
Leisure 2.4%
Carnival, 5.75%, 3/1/27 (4) 8,430 8,198
Studio City, 7.00%, 2/15/27 (4) 1,165 1,157
Studio City Finance, 5.00%, 1/15/29 (4) 6,340 5,053
14,408
Media 9.0%
Audacy Capital, 6.75%, 3/31/29 (4) 6,025 5,679
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (4) 5,620 5,859
Deluxe, 8.00%, 6/1/29 (4) 5,555 5,666
DISH DBS, 7.375%, 7/1/28  6,400 6,016
News, 5.125%, 2/15/32 (4) 1,745 1,784
Radiate Holdco, 6.50%, 9/15/28 (4) 6,350 5,961
Sinclair Television Group, 4.125%, 12/1/30 (4) 7,210 6,453
Terrier Media Buyer, 8.875%, 12/15/27 (4) 8,212 8,438
Urban One, 7.375%, 2/1/28 (4) 7,040 7,066
52,922
Real Estate 3.3%
Brookfield Property REIT, 5.75%, 5/15/26 (4) 4,965 4,895
Millennium Escrow, 6.625%, 8/1/26 (4) 2,975 2,901
Outfront Media Capital, 4.25%, 1/15/29 (4) 5,755 5,438
Service Properties Trust, 3.95%, 1/15/28  4,440 3,867

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Service Properties Trust, 4.95%, 2/15/27  2,470 2,301
19,402
Retail 5.8%
eG Global Finance, 6.75%, 2/7/25 (4) 5,900 5,870
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (4) 10,565 10,169
Michaels, 7.875%, 5/1/29 (4) 6,195 5,390
NMG Holding, 7.125%, 4/1/26 (4) 5,605 5,766
Rite Aid, 7.50%, 7/1/25 (4) 7,500 7,200
34,395
Services 3.0%
Adtalem Global Education, 5.50%, 3/1/28 (4) 5,445 4,873
PECF USS Intermediate Holding III, 8.00%, 11/15/29 (4) 5,955 5,799
White Cap Parent, 8.25%, (8.250% PIK), 3/15/26 (4)(5) 7,205 7,223
17,895
Technology & Electronics 3.5%
Avaya, 6.125%, 9/15/28 (4) 5,115 4,910
CommScope, 8.25%, 3/1/27 (4) 5,986 5,956
ION Trading Technologies, 5.75%, 5/15/28 (4) 4,685 4,621
Veritas U.S., 7.50%, 9/1/25 (4) 5,355 5,261
20,748
Telecommunications 6.7%
Consolidated Communications, 6.50%, 10/1/28 (4) 5,680 5,652
DKT Finance, 9.375%, 6/17/23 (4) 4,420 4,409
Frontier Communications Holdings, 5.875%, 11/1/29  2,615 2,406
Frontier Communications Holdings, 6.00%, 1/15/30 (4) 2,740 2,521
Frontier Communications Holdings, 6.75%, 5/1/29 (4) 505 490
LCPR Senior Secured Financing, 6.75%, 10/15/27 (4) 1,823 1,879
Level 3 Financing, 3.625%, 1/15/29 (4) 5,615 4,899
Northwest Fiber, 4.75%, 4/30/27 (4) 6,050 5,596
Telesat Canada, 6.50%, 10/15/27 (4) 11,735 5,867
Viasat, 6.50%, 7/15/28 (4) 6,285 5,798
39,517
Transportation 1.3%
VistaJet Malta Finance, 6.375%, 2/1/30 (4) 7,960 7,552
7,552
Total Corporate Bonds (Cost $537,692) 511,828
PREFERRED STOCKS 0.9%
Energy 0.5%
Crestwood Equity Partners, 9.25% (6) 301 2,894
2,894

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Financial Services 0.4%
Ladenburg Thalmann Financial Services, 6.50%, 11/30/27  152 2,652
2,652
Total Preferred Stocks (Cost $4,837) 5,546
SHORT-TERM INVESTMENTS 5.1%
Money Market Funds 5.1%
T. Rowe Price Government Reserve Fund, 0.12% (7)(8) 30,303 30,303
Total Short-Term Investments (Cost $30,303) 30,303
Total Investments in Securities 99.7%
(Cost $614,595) $ 588,729
Other Assets Less Liabilities 0.3% 1,526
Net Assets 100.0% $ 590,255
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this loan is unsettled as of February 28, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$465,465 and represents 78.9% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Perpetual security with no stated maturity date.
(7) Seven-day yield
(8) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate

T. ROWE PRICE U.S. High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.12% $ — # $ — $ 12 +
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Government
Reserve Fund, 0.12% $ 31,065 ¤ ¤ $ 30,303 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $12 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $30,303.

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. High Yield Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. High Yield Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual

T. ROWE PRICE U.S. High Yield Fund

prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 511,828 $ — $ 511,828
Bank Loans — 35,403 5,649 41,052
Preferred Stocks 5,546 — — 5,546
Short-Term Investments 30,303 — — 30,303
Total $ 35,849 $ 547,231 $ 5,649 $ 588,729

T. ROWE PRICE U.S. High Yield Fund

outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F1106-054Q3 02/22